FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-wealth management products		¥ 1,328,342	¥ 82,991
Available-for-sale debt investments-Long term investment	[1]	1,181,693	0
Available-for-sale Investments
Available-for-sale debt investments
Original cost		2,502,360	82,760
Unrealized gains		7,675	231
Available-for-sale debt investments-Total		2,510,035	82,991
Available-for-sale Investments | Wealth Management Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-wealth management products		1,328,342	82,991
Available-for-sale debt investments
Original cost		1,321,090	82,760
Unrealized gains		7,252	231
Available-for-sale Investments | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		1,181,693
Available-for-sale debt investments
Original cost		1,181,270
Unrealized gains		423
Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		2,510,035	82,991
Available-for-sale Investments | Fair Value, Recurring [Member] | Wealth Management Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-wealth management products		1,328,342	82,991
Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		1,181,693
Quoted prices in active market for identical assets | Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total			82,991
Quoted prices in active market for identical assets | Available-for-sale Investments | Fair Value, Recurring [Member] | Wealth Management Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-wealth management products			¥ 82,991
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		2,510,035
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Wealth Management Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-wealth management products		1,328,342
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		¥ 1,181,693

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments decribed in Note 2.